UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 154.9%

Security	Principal Amount (000’s omitted)	Value
Education — 16.3%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,511,745
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,941,475
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	743,281
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	454,355
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	734,938
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,446,738
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,693,444
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,140,784
Rutgers State University, 5.00%, 5/1/33	1,000	1,191,850

		$10,858,610

Escrowed/Prerefunded — 9.2%
New Jersey Economic Development Authority, (Seabrook Village), Prerefunded to 11/15/16, 5.25%, 11/15/36	$815	$822,848
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	2,090	2,167,644
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	1,040,382
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	1,900	2,116,258

		$6,147,132

General Obligations — 6.3%
Monmouth County Improvement Authority, 5.00%, 1/15/28	$1,850	$2,143,873
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,080,387

		$4,224,260

Hospital — 14.9%
Camden County Improvement Authority (Cooper Health System), 5.75%, 2/15/42	$650	$781,053
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,462,941
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	824,610
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	265	313,045
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	292,675
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	990	1,225,491
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/33	120	147,949
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,315	1,592,965
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	1,117,860
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,209,869

		$9,968,458

Security	Principal Amount (000’s omitted)	Value
Housing — 1.2%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$335	$337,921
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	465	470,222

		$808,143

Industrial Development Revenue — 7.4%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(1)	$1,085	$1,136,038
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	56,479
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	151,436
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	857,250
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	246,754
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,523,561

		$4,971,518

Insured-Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$146,914
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	536,285
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	649,246

		$1,332,445

Insured-Escrowed/Prerefunded — 3.7%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,377,206
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,076,603

		$2,453,809

Insured-Gas Utilities — 5.3%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,552,886

		$3,552,886

Insured-General Obligations — 4.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,111,263
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,202,150
Paterson, (BAM), 5.00%, 1/15/26	750	861,645

		$3,175,058

Insured-Hospital — 2.9%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$370	$395,904
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,549,726

		$1,945,630

Insured-Industrial Development Revenue — 3.1%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,037,330

		$2,037,330

Insured-Lease Revenue/Certificates of Participation — 3.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$530	$578,066
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	640	741,779
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,279,450

		$2,599,295

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 14.1%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$4,352,093
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	3,239,792
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,468,540
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	389,395

		$9,449,820

Insured-Student Loan — 2.4%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,505	$1,610,801

		$1,610,801

Insured-Transportation — 7.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$992,171
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,741,560
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,596,912
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	353,817

		$4,684,460

Lease Revenue/Certificates of Participation — 5.2%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,100	$1,193,973
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	449,672
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,320	1,411,291
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	380	416,279

		$3,471,215

Other Revenue — 3.8%
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$2,040	$2,264,053
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	250	295,758

		$2,559,811

Senior Living/Life Care — 3.4%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$485,641
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	803,780
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	751,653
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	245,298

		$2,286,372

Special Tax Revenue — 1.6%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$102,151
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	178,145
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	538,005
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	260,560

		$1,078,861

Student Loan — 3.8%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.623%, 6/1/36(2)(3)(4)	$1,750	$1,735,142
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	788,063

		$2,523,205

Security	Principal Amount (000’s omitted)	Value
Transportation — 29.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,191,959
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,213,315
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,251,217
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	274,513
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	583,451
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,925,692
Port Authority of New York and New Jersey, 5.00%, 10/15/41(2)	5,000	6,151,300
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,000	2,438,340
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	1,995	2,133,373
South Jersey Transportation Authority, 5.00%, 11/1/39	400	460,676

		$19,623,836

Water and Sewer — 3.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,220	$1,391,434
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	55	67,088
Sussex County Municipal Utilities Authority, 0.00%, 12/1/36	1,250	686,488

		$2,145,010

Total Tax-Exempt Municipal Securities — 154.9% (identified cost $94,020,441)		$103,507,965

Taxable Municipal Securities — 2.9%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.7%
Atlantic City, 7.50%, 3/1/40	$1,000	$1,108,640

		$1,108,640

Transportation — 1.2%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(5)	$750	$839,805

		$839,805

Total Taxable Municipal Securities — 2.9% (identified cost $1,795,751)		$1,948,445

Total Investments — 157.8% (identified cost $95,816,192)		$105,456,410

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.6)%		$(4,425,670)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (43.4)%		$(29,000,000)

Other Assets, Less Liabilities — (7.8)%		$(5,204,197)

Net Assets Applicable to Common Shares — 100.0%		$66,826,543

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 31.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 8.6% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2016, the aggregate value of these securities is $1,136,038 or 1.7% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $335,143.

(4)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2016.

(5)	Build America Bonds. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	30	Short	Dec-16	$(5,129,614)	$(5,111,250)	$18,364

						$18,364

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At August 31, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $18,364.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,984,900

Gross unrealized appreciation	$10,309,722
Gross unrealized depreciation	(568,212)

Net unrealized appreciation	$9,741,510

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$103,507,965	$—	$103,507,965
Taxable Municipal Securities	—	1,948,445	—	1,948,445
Total Investments	$—	$105,456,410	$—	$105,456,410
Futures Contracts	$18,364	$—	$—	$18,364
Total	$18,364	$105,456,410	$—	$105,474,774

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016